Employee Benefits - Disclosure of Breakup of Actuarial (Gains) / Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Gratuity
Disclosure of defined benefit plans [line items]
(Gain) / loss from change in financial assumptions	$ 5	$ 1	$ (8)
(Gain) / loss from experience adjustments	7	3	(1)
Total actuarial (gains) / losses	12	4	(9)
Pension
Disclosure of defined benefit plans [line items]
(Gain) / loss from change in financial assumptions	5	3	(18)
(Gain) / loss from experience adjustments	3		1
Total actuarial (gains) / losses	$ 8	$ 3	$ (17)